Notes to the Balance Sheet - Summary of Income Tax Receivables (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Income tax Receivables [Line Items]
Income Tax Receivables	€ 5,284,542	€ 2,601,052